Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 15,419,883	Royalties	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 2
	428,206	Comm. Social Resp.	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 3
	1,015,511	Taxes	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 4
	$ 16,863,600		UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit